Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Current income tax
In respect of the current year	$ 9,812,221	$ 299,244	$ 10,117,252	$ 16,251,844
Income tax on unappropriated earnings	250,421	7,637	(3,449,958)	844,855
Changes in estimate for prior years	(453,274)	(13,823)	(67,074)	(211,631)
Current income tax	9,609,368	293,058	6,600,220	16,885,068
Deferred income tax
In respect of the current year	(1,568,365)	(47,831)	(1,352,999)	185,726
Changes in tax rates	(25,229)	(769)	2,763	(4,425)
Changes in estimate for prior years	(60,902)	(1,857)	35,465	2,481
Effect of foreign currency exchange differences	(38,409)	(1,172)	18,514	76,684
Deferred income tax	(1,692,905)	(51,629)	(1,296,257)	260,466
Income tax expense recognized in profit or loss	$ 7,916,463	$ 241,429	$ 5,303,963	$ 17,145,534